UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
April 30, 2015

Principal
Amount (000)	Description (1)	Coupon (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 141.8% (97.6% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 122.0% (84.0% of Total Investments) (2)
	Aerospace & Defense - 2.2% (1.5% of Total Investments)
$ 1,945	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 1,969,196
2,397	Sequa Corporation, Term Loan B, (DD1)	5.250%	6/19/17	B3	2,178,379
4,342	Total Aerospace & Defense				4,147,575
	Airlines - 5.1% (3.5% of Total Investments)
1,750	American Airlines, Inc., Term Loan B, First Lien	3.750%	10/10/21	BB	1,759,480
983	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	988,027
3,128	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	3,135,260
978	Delta Air Lines, Inc., Term Loan B2	2.433%	4/18/16	BBB-	978,809
1,925	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB-	1,929,572
990	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB	992,387
9,754	Total Airlines				9,783,535
	Automobiles - 2.4% (1.6% of Total Investments)
990	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	992,368
2,784	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	2,793,139
750	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	752,969
4,524	Total Automobiles				4,538,476
	Building Products - 0.6% (0.4% of Total Investments)
1,194	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,196,665
	Chemicals - 1.2% (0.8% of Total Investments)
1,160	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,163,702
210	Ineos US Finance LLC, Term Loan B, First Lien	TBD	TBD	BB-	211,647
916	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	920,853
2,286	Total Chemicals				2,296,202
	Commercial Services & Supplies - 2.9% (2.0% of Total Investments)
711	Acosta Holdco Inc., First Lien Term Loan B	4.250%	3/12/22	B	715,156
1,000	CCS Income Trust, Term Loan, First Lien, (WI/DD)	TBD	TBD	B-	953,125
358	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	357,003
1,841	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,737,348
167	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	156,667
2,032	Millennium Laboratories, Inc., Tranche B, Term Loan, (DD1)	5.250%	4/16/21	B+	1,681,307
6,109	Total Commercial Services & Supplies				5,600,606
	Communications Equipment - 2.6% (1.8% of Total Investments)
2,305	Avaya, Inc., Term Loan B3	4.681%	10/26/17	B1	2,298,658
493	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	493,744
1,000	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B1	1,012,578
1,143	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	1,146,029
4,941	Total Communications Equipment				4,951,009
	Containers & Packaging - 1.1% (0.8% of Total Investments)
1,092	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,104,032
1,095	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	1,106,525
2,187	Total Containers & Packaging				2,210,557
	Diversified Consumer Services - 4.5% (3.1% of Total Investments)
2,499	Cengage Learning Acquisitions, Inc., Exit Term Loan, (DD1)	7.000%	3/31/20	B+	2,519,048
2,538	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,557,136
879	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	854,876
880	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	885,281
1,826	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	1,833,900
8,622	Total Diversified Consumer Services				8,650,241
	Diversified Financial Services - 1.5% (1.0% of Total Investments)
1,258	McGraw Hill Global Education Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	B2	1,258,011
536	RCS Capital, Term Loan	6.500%	4/29/19	B	529,574
998	TransFirst, Inc., Term Loan, First Lien	5.500%	11/12/21	B	1,006,852
2,792	Total Diversified Financial Services				2,794,437
	Diversified Telecommunication Services - 5.2% (3.6% of Total Investments)
860	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	863,660
2,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	2,011,458
471	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	471,534
993	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	997,669
3,666	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,690,273
740	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB-	741,218
477	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB-	477,655
784	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB-	785,571
9,991	Total Diversified Telecommunication Services				10,039,038
	Electronic Equipment, Instruments & Components - 0.6% (0.4% of Total Investments)
1,111	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,111,273
	Energy Equipment & Services - 1.2% (0.9% of Total Investments)
1,814	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	1,474,598
1,292	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	926,070
3,106	Total Energy Equipment & Services				2,400,668
	Food & Staples Retailing - 7.9% (5.5% of Total Investments)
2,480	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB-	2,502,905
9,000	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	9,108,126
494	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	497,106
250	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	253,125
990	Del Monte Foods Company, Term Loan, First Lien	4.250%	2/18/21	B	952,050
1,000	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	1,004,375
979	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB-	984,284
15,193	Total Food & Staples Retailing				15,301,971
	Food Products - 4.7% (3.2% of Total Investments)
1,507	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	1,510,270
3,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	3,000,000
3,380	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	3,395,996
1,230	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	1,180,800
9,117	Total Food Products				9,087,066
	Health Care Equipment & Supplies - 4.8% (3.3% of Total Investments)
869	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	873,113
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	725,000
1,803	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,810,506
1,808	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	1,823,357
3,010	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,043,310
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	976,290
9,177	Total Health Care Equipment & Supplies				9,251,576
	Health Care Providers & Services - 6.3% (4.4% of Total Investments)
1,588	Amsurg Corporation, Term Loan	3.750%	7/16/21	Ba2	1,597,499
1,614	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,625,310
50	Community Health Systems, Inc., Term Loan F	3.434%	12/31/18	BB	50,176
2,572	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	2,609,304
806	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B-	827,899
1,726	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,732,173
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	499,792
1,204	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,210,120
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	846,714
597	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	600,303
618	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	619,910
12,143	Total Health Care Providers & Services				12,219,200
	Health Care Technology - 0.4% (0.3% of Total Investments)
794	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	802,153
	Hotels, Restaurants & Leisure - 6.5% (4.5% of Total Investments)
4,185	Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	4,240,618
2,153	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB-	2,170,225
2,273	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB-	2,291,631
1,995	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	2,017,581
1,823	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,836,763
12,429	Total Hotels, Restaurants & Leisure				12,556,818
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
919	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	911,451
	Insurance - 1.3% (0.9% of Total Investments)
608	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	607,217
1,955	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	1,961,335
2,563	Total Insurance				2,568,552
	Internet & Catalog Retail - 1.6% (1.1% of Total Investments)
2,993	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	3,027,336
	Internet Software & Services - 3.2% (2.2% of Total Investments)
714	Ancestry.com, Inc., Replacement Term Loan B1	4.500%	12/28/18	Ba2	717,170
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba3	116,126
2,444	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	2,460,042
2,917	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	2,951,285
6,191	Total Internet Software & Services				6,244,623
	IT Services - 2.6% (1.8% of Total Investments)
2,745	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	2,720,838
323	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	325,054
1,939	Zayo Group LLC, Term Loan B	4.000%	7/02/19	Ba3	1,943,285
5,007	Total IT Services				4,989,177
	Leisure Products - 2.7% (1.9% of Total Investments)
1,510	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,510,665
2,263	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB-	2,278,414
1,470	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,484,796
5,243	Total Leisure Products				5,273,875
	Machinery - 0.9% (0.6% of Total Investments)
1,143	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	1,156,957
598	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B1	582,758
1,741	Total Machinery				1,739,715
	Media - 8.6% (5.9% of Total Investments)
861	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	864,911
750	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	754,766
500	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	450,000
496	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	452,518
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	389,375
62	Clear Channel Communications, Inc., Tranche D, Term Loan	6.934%	1/30/19	CCC+	59,519
1,633	Clear Channel Communications, Inc., Term Loan E	7.684%	7/30/19	CCC+	1,588,409
2,821	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	2,786,004
1,306	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	1,321,123
445	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	447,329
744	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	744,747
993	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	1,000,409
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/13/22	BB-	757,500
988	McGraw-Hill Education Holdings LLC, Term Loan B	6.250%	12/18/19	BB-	994,906
535	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	537,688
463	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	465,173
1,105	Springer Science & Business Media GmbH, First Lien Term Loan B, (WI/DD)	TBD	TBD	B2	1,111,953
1,844	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	1,855,754
16,796	Total Media				16,582,084
	Multiline Retail - 0.3% (0.2% of Total Investments)
620	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	618,762
	Oil, Gas & Consumable Fuels - 3.1% (2.1% of Total Investments)
1,356	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	1,321,930
2,043	Energy and Exploration Partners, Term Loan, (DD1)	7.750%	1/22/19	N/R	1,793,547
1,389	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,087,075
814	Harvey Gulf International Marine, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	645,407
929	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	762,391
363	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	357,663
6,894	Total Oil, Gas & Consumable Fuels				5,968,013
	Pharmaceuticals - 7.5% (5.2% of Total Investments)
786	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B	784,363
993	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	995,188
2,547	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.000%	12/01/18	Ba2	2,562,536
802	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	808,765
1,911	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	1,917,742
941	Therakos, Inc., Term Loan, First Lien	7.000%	12/27/17	B	940,558
2,100	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	BB+	2,117,195
2,381	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	2,389,977
1,914	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	1,922,810
14,375	Total Pharmaceuticals				14,439,134
	Professional Services - 0.3% (0.2% of Total Investments)
492	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	492,323
	Real Estate Investment Trust - 5.6% (3.8% of Total Investments)
6,300	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/16/22	BB	6,300,000
1,960	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	1,969,683
55	Realogy Corporation, Synthetic Letter of Credit	6.810%	10/10/16	BB	54,278
287	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	286,469
2,234	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,146,653
10,836	Total Real Estate Investment Trust				10,757,083
	Real Estate Management & Development - 1.8% (1.2% of Total Investments)
1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,903,328
1,577	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,588,859
3,438	Total Real Estate Management & Development				3,492,187
	Semiconductors & Semiconductor Equipment - 2.3% (1.6% of Total Investments)
432	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	434,359
1,960	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	1,969,988
985	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	993,772
971	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	971,431
4,348	Total Semiconductors & Semiconductor Equipment				4,369,550
	Software - 9.3% (6.4% of Total Investments)
946	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	950,625
953	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	937,891
1,801	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	1,768,190
961	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	966,030
895	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	900,325
933	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	932,614
2,546	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	2,543,406
529	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB-	532,579
900	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB-	903,000
2,681	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	2,699,398
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	878,364
708	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	711,557
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	1,009,583
2,193	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	2,223,057
17,918	Total Software				17,956,619
	Specialty Retail - 1.5% (1.1% of Total Investments)
998	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	998,160
900	Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	912,263
225	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB+	228,241
800	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	804,278
2,923	Total Specialty Retail				2,942,942
	Technology Hardware, Storage & Peripherals - 2.6% (1.8% of Total Investments)
4,931	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	4,962,874
	Textiles, Apparel & Luxury Goods - 0.8% (0.5% of Total Investments)
1,486	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	1,497,670
	Trading Companies & Distributors - 1.8% (1.2% of Total Investments)
2,824	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	2,838,413
625	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B-	616,973
3,449	Total Trading Companies & Distributors				3,455,386
	Transportation Infrastructure - 0.7% (0.5% of Total Investments)
67	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	62,963
388	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	365,186
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	349,786
535	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	503,705
1,361	Total Transportation Infrastructure				1,281,640
	Wireless Telecommunication Services - 1.3% (0.9% of Total Investments)
2,450	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	2,499,613
$ 236,786	Total Variable Rate Senior Loan Interests (cost $233,651,213)				235,009,675

Shares	Description (1)				Value
	COMMON STOCKS – 0.5% (0.4% of Total Investments)
	Diversified Consumer Services - 0.5% (0.4% of Total Investments)
39,749	Cengage Learning Holdings II LP, (5), (6)				$ 1,013,600
	Total Common Stocks (cost $1,286,905)				1,013,600

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 19.3% (13.2% of Total Investments)
	Commercial Services & Supplies - 0.9% (0.6% of Total Investments)
$ 1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B-	$ 1,691,250
	Communications Equipment - 0.1% (0.1% of Total Investments)
250	Avaya Inc., 144A	10.500%	3/01/21	CCC+	220,000
	Containers & Packaging - 0.1% (0.1% of Total Investments)
209	Reynolds Group	9.875%	8/15/19	CCC+	222,716
	Diversified Telecommunication Services - 1.8% (1.3% of Total Investments)
300	IntelSat Limited	6.750%	6/01/18	CCC+	299,813
1,800	IntelSat Limited	7.750%	6/01/21	CCC+	1,653,750
1,750	IntelSat Limited	8.125%	6/01/23	CCC+	1,601,792
3,850	Total Diversified Telecommunication Services				3,555,355
	Health Care Equipment & Supplies - 1.5% (1.0% of Total Investments)
2,700	Kinetic Concepts	10.500%	11/01/18	B-	2,905,875
	Health Care Providers & Services - 1.3% (0.9% of Total Investments)
1,350	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,400,625
1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,052,500
2,350	Total Health Care Providers & Services				2,453,125
	Hotels, Restaurants & Leisure - 0.1% (0.0% of Total Investments)
175	Scientific Games Corporation	8.125%	9/15/18	B-	161,000
	Media - 4.2% (2.9% of Total Investments)
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	3,544,668
3,120	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	2,503,737
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	958,750
600	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	615,750
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	553,750
8,805	Total Media				8,176,655
	Oil, Gas & Consumable Fuels - 0.9% (0.6% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	1,715,000
	Pharmaceuticals - 2.5% (1.7% of Total Investments)
1,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	1,022,500
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	533,125
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,085,000
4,500	Total Pharmaceuticals				4,735,625
	Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
250	Advanced Micro Devices, Inc.	7.750%	8/01/20	B-	205,000
166	Advanced Micro Devices, Inc.	7.500%	8/15/22	B-	136,120
416	Total Semiconductors & Semiconductor Equipment				341,120
	Software - 1.9% (1.3% of Total Investments)
580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	532,150
450	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	369,000
2,550	Infor Us Inc.	11.500%	7/15/18	B-	2,757,188
3,580	Total Software				3,658,338
	Specialty Retail - 0.3% (0.2% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	Caa1	522,500
	Trading Companies & Distributors - 0.6% (0.4% of Total Investments)
1,000	HD Supply Inc.	11.500%	7/15/20	CCC+	1,170,000
	Wireless Telecommunication Services - 2.9% (2.0% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	535,000
3,000	Sprint Corporation	7.875%	9/15/23	B+	3,011,249
500	Sprint Corporation	7.125%	6/15/24	B+	480,625
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,306,250
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,031
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,313
5,400	Total Wireless Telecommunication Services				5,491,468
$ 37,385	Total Corporate Bonds (cost $36,692,881)				37,020,027
	Total Long-Term Investments (cost $271,630,999)				273,043,302

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.5% (2.4% of Total Investments)
	REPURCHASE AGREEMENTS - 3.5% (2.4% of Total Investments)
$ 6,806	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $6,806,362, collateralized by $5,155,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $6,946,363	0.000%	5/01/15		$ 6,806,362
	Total Short-Term Investments (cost $6,806,362)				6,806,362
	Total Investments (cost $278,437,361) – 145.3%				279,849,664
	Borrowings – (44.2)% (7), (8)				(85,200,000)
	Other Assets Less Liabilities - (1.1)% (9)				(2,062,201)
	Net Assets Applicable to Common Shares - 100%				$ 192,587,463

Investments in Derivatives as of April 30, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation)
Morgan Stanley	$ 17,500,000	Receive	USD-LIBOR-BBA	1.659%	Monthly	9/15/18	$ (331,943)

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced entity	Protection (10)	Credit Spread (11)	Amount	(Annualized)	Date	Value	(Depreciation)
Citibank	Darden Restaurant’s, Inc.	Buy	1.335%	$2,000,000	1.000%	6/20/20	$ (6,233)	$ (37,992)
JPMorgan	Avon Products, Inc.	Buy	7.538	2,000,000	5.000	6/20/20	44,861	(102,600)
				$4,000,000			$ 38,628	$ (140,592)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$ 235,009,675	$ —	$ 235,009,675
Common Stocks	—	1,013,600	—	1,013,600
Corporate Bonds	—	37,020,027	—	37,020,027
Short-Term Investments:
Repurchase Agreements	—	6,806,362	—	6,806,362
Investments in Derivatives:
Interest Rate Swaps*	—	(331,943)	—	(331,943)
Credit Default Swaps*	—	(140,592)	—	(140,592)
Total	$ —	$ 279,377,129	$ —	$ 279,377,129

* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $278,595,830.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 4,702,123
Depreciation				(3,448,289)

Net unrealized appreciation (depreciation) of investments				$ 1,253,834

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Borrowings as a percentage of Total Investments is 30.4%.
(8)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.
(9)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.
(WI/DD)	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate — British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015